Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Cash flows from operating activities
Net (loss)	$ (9,384)	$ (4,242)		$ (2,504)
Adjustments required to reflect net cash used in operating activities:
Depreciation	206	121		83
Non-cash operating lease expense	168
Decrease in retirement benefit obligations	(7)
Loss on sale of property and equipment	75
Share-based compensation	810	1,009		121
Issuance expenses related to warrants exercisable into shares				19
Changes in fair value of warrants exercisable into shares	51	(132)
Changes in operating asset and liability items:
(Increases) decrease in prepaid expenses	277	(293)		33
(Increase) decrease in other receivables	41	(130)		(40)
Increase (decrease) in accounts payable trade	114	145		1
Increase (decrease) in accrued expenses and other liabilities	433	372		(11)
Operating lease liabilities	(167)
Increase (decrease) in related parties payable	342	(11)		(6)
Net cash (used in) operating activities	(7,041)	(3,161)		(2,304)
Cash flows from investing activities
Purchase of property and equipment	(193)	(461)		(130)
Proceeds from sale of property and equipment	4
Investment in short-term bank deposits	(7,714)	(40)
Net cash, cash equivalents and restricted cash received in the issuance of shares for the net assets of Bioblast Pharma Ltd.	1,544
Net cash provided by (used in) investing activities	(6,359)	(501)		(130)
Cash flows from financing activities
Proceeds from issuance of ordinary shares, preferred shares and warrants, net	7,707	5,194		8,055
Proceeds from exercise of options	599		[1]
Net cash provided by financing activities	8,306	5,194		8,055
Increase in cash, cash equivalents and restricted cash	(5,094)	1,532		5,621
Cash, cash equivalents and restricted cash - beginning of year	9,736	9,032		3,045
Exchange rate differences on cash, cash equivalents and restricted cash	826	(772)		366
Cash, cash equivalents and restricted cash - end of year	3,948	9,736		9,032
Non-cash transactions:
Conversion of preferred stock to ordinary shares	525
Conversion of 6% preference on preferred stock to ordinary shares	2,071
Issuance of ordinary shares upon exercise of warrants	249
Issuance of common and preferred shares in connection with conversion of convertible notes and accrued interest				7
Issuance of shares to the former shareholders of Bioblast Pharma Ltd.	47
Net assets acquired in the issuance of shares for the net assets of Bioblast Pharma Ltd. excluding cash, cash equivalents and restricted cash:
Assets acquired	(2,632)
Less - liabilities assumed	3,532
Total net assets	900
Supplemental disclosures of cash flow information:
Cash paid for taxes
Cash received for interest, net	$ 112	$ 138		$ 37

[1]	Less than $1